Business Combinations (Acquisition of RaidCall, Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 24, 2013	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill		$ 27,504		$ 26,502	$ 111,082
Goodwill impairment loss		83,470	[1]	0
Impairment of acquired intangible assets		$ 4,600		$ 400	$ 19,900
TalkTalk [Member]
Business Acquisition [Line Items]
Percentage of acquired equity interests	62.50%
Cash consideration	$ 47,627
Cash consideration, paid to Kalends Group for ordinary shares of TalkTalk	27,600
Cash consideration, injected for newly issued ordinary shares	20,000
Goodwill	$ 33,740
RaidCall [Member]
Business Acquisition [Line Items]
Goodwill impairment loss						$ 33,800
Impairment of acquired intangible assets						$ 15,300

[1]	In 2017, the assets and liabilities held for sale related to MoboTap were reclassified and have been recorded as assets and liabilities held for use. The business operations and performance of MoboTap were adversely affected by enhanced restrictions the Chinese regulatory authorities imposed on card and board games in 2017. As a result, the Company's management determined that it was unlikely for MoboTap to gain users and grow its online card and board games revenues in China. Management performed an impairment test using the discounted cash flow method and recorded $83.5 million in goodwill impairment losses for goodwill associated with the acquisition of MoboTap. The goodwill impairment losses are included in the Group's statements of comprehensive income under "goodwill impairment and impairment of intangibles as part of acquisition of a business". Please refer to Note 2-"REORGANIZATION AND ACQUISITIONS" for more details.